Vanguard Selected Value Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (95.4%)1
Communication Services (1.4%)
	Interpublic Group of Cos. Inc.	2,165,722	49,638
	Meredith Corp.	787,945	43,227
	Omnicom Group Inc.	285,382	22,893
			115,758
Consumer Discretionary (15.1%)
	Dollar General Corp.	977,341	130,983
	Royal Caribbean Cruises Ltd.	975,863	113,532
	MGM Resorts International	3,586,768	107,675
	Aramark	2,953,782	106,897
	Advance Auto Parts Inc.	673,693	101,485
	Wyndham Hotels & Resorts Inc.	1,766,595	99,901
	Lennar Corp. Class A	2,026,317	96,392
*	Norwegian Cruise Line Holdings Ltd.	1,896,130	93,745
*	Taylor Morrison Home Corp. Class A	3,989,443	89,842
*	SeaWorld Entertainment Inc.	2,702,768	82,624
	Lear Corp.	453,591	57,506
*	Mohawk Industries Inc.	320,091	39,912
	Newell Brands Inc.	2,571,382	36,488
	PVH Corp.	283,869	25,242
	Gildan Activewear Inc. Class A	632,461	24,900
	Foot Locker Inc.	233,050	9,569
	Toll Brothers Inc.	98,920	3,558
			1,220,251
Consumer Staples (1.3%)
	Coca-Cola European Partners plc	1,153,583	63,770
	Kellogg Co.	337,425	19,645
	Spectrum Brands Holdings Inc.	368,061	18,444
			101,859
Energy (6.2%)
	Hess Corp.	1,739,644	112,799
	Kosmos Energy Ltd.	11,479,792	68,994
	National Oilwell Varco Inc.	2,530,086	60,267
	Halliburton Co.	2,416,832	55,587
*	Parsley Energy Inc. Class A	2,621,303	43,487
^	Vermilion Energy Inc.	1,992,317	35,742
	TechnipFMC plc	1,277,750	35,189
	Baker Hughes a GE Co. Class A	1,348,277	34,233
^	Cenovus Energy Inc.	3,219,653	29,878
	Murphy Oil Corp.	352,996	8,486
*	Valaris plc Class A	685,248	5,612
*	Noble Corp. plc	2,006,000	4,473
*	WPX Energy Inc.	400,879	4,185
	Nabors Industries Ltd.	991,181	2,934
			501,866
Financials (23.8%)
	Axis Capital Holdings Ltd.	3,240,261	206,307
	Willis Towers Watson plc	756,091	147,604

Unum Group	4,048,194	129,340
Fidelity National Financial Inc.	2,592,598	111,171
New York Community Bancorp Inc.	8,657,418	99,820
CNA Financial Corp.	2,066,402	98,960
Jefferies Financial Group Inc.	4,298,661	91,690
FNB Corp.	7,507,946	90,471
Northern Trust Corp.	881,001	86,338
KKR & Co. Inc. Class A	2,750,798	73,584
Voya Financial Inc.	1,218,871	68,464
Navient Corp.	4,818,842	68,187
Regions Financial Corp.	4,105,725	65,404
Element Fleet Management Corp.	7,876,400	59,918
Fifth Third Bancorp	1,945,926	57,775
Everest Re Group Ltd.	232,796	57,417
KeyCorp	3,042,425	55,889
Valley National Bancorp	4,304,847	48,042
AXA Equitable Holdings Inc.	1,927,461	43,329
SLM Corp.	3,996,797	36,411
CNO Financial Group Inc.	1,986,667	33,595
Invesco Ltd.	1,501,950	28,822
Webster Financial Corp.	528,766	26,967
Hartford Financial Services Group Inc.	424,208	24,447
Legg Mason Inc.	639,775	24,094
Allstate Corp.	211,186	22,681
Hanover Insurance Group Inc.	167,883	21,776
Torchmark Corp.	235,908	21,543
MFA Financial Inc.	2,274,657	16,332
Comerica Inc.	121,055	8,861
		1,925,239
Health Care (1.4%)
Cardinal Health Inc.	1,089,555	49,825
* Mylan NV	1,810,193	37,833
McKesson Corp.	193,631	26,905
		114,563
Industrials (20.4%)
* AerCap Holdings NV	3,700,000	201,761
* Air France-KLM ADR	15,446,816	159,720
Stanley Black & Decker Inc.	981,593	144,873
* JetBlue Airways Corp.	6,704,707	128,932
Wabtec Corp.	1,329,124	103,246
Johnson Controls International plc	2,365,214	100,380
Spirit AeroSystems Holdings Inc. Class A	1,234,806	94,883
Jacobs Engineering Group Inc.	1,086,962	89,685
BWX Technologies Inc.	1,348,933	72,721
JB Hunt Transport Services Inc.	693,461	70,990
Owens Corning	1,163,365	67,475
* JELD-WEN Holding Inc.	2,926,689	64,124
Nielsen Holdings plc	2,585,910	59,890
* AECOM	1,442,899	51,872
Ryder System Inc.	939,779	50,053
Carlisle Cos. Inc.	317,963	45,853
* Avis Budget Group Inc.	1,229,417	44,738
Actuant Corp. Class A	1,717,514	39,331
Terex Corp.	1,076,438	32,778
Snap-on Inc.	199,989	30,520
		1,653,825

Information Technology (9.4%)
*	Micron Technology Inc.	3,637,300	163,278
	Marvell Technology Group Ltd.	4,050,349	106,362
	Microchip Technology Inc.	1,121,481	105,890
	Avnet Inc.	1,478,844	67,169
	Total System Services Inc.	410,280	55,683
*	Anixter International Inc.	794,655	51,144
	KBR Inc.	1,796,650	47,396
	Hewlett Packard Enterprise Co.	3,220,553	46,279
	Genpact Ltd.	574,026	22,777
*	Flex Ltd.	1,991,393	22,204
*	Arrow Electronics Inc.	304,204	22,088
	Juniper Networks Inc.	706,087	19,079
*	Celestica Inc.	2,485,719	17,624
	Jabil Inc.	349,822	10,803
			757,776
Materials (6.0%)
*	Element Solutions Inc.	10,165,740	101,861
*	Axalta Coating Systems Ltd.	3,387,794	100,380
*	Kinross Gold Corp.	23,343,103	93,839
*,^,2 IAMGOLD Corp.		24,861,107	90,246
	Gold Fields Ltd. ADR	17,216,600	86,944
*	Leagold Mining Corp.	6,787,563	10,646
			483,916
Other (0.0%)
*	Leagold Mining Corp Warrants Exp. 5/29/2020	2,944,713	—

Real Estate (5.5%)
	Liberty Property Trust	2,432,476	127,218
	HCP Inc.	3,888,898	124,173
	MGM Growth Properties LLC Class A	3,851,906	115,018
	GEO Group Inc.	3,184,155	56,710
	Hospitality Properties Trust	583,800	14,426
^	Realogy Holdings Corp.	1,286,639	6,703
			444,248
Utilities (4.9%)
	Edison International	1,755,019	130,819
	Xcel Energy Inc.	2,096,425	124,968
	Pinnacle West Capital Corp.	1,117,485	101,937
	Avangrid Inc.	827,790	41,845
			399,569
Total Common Stocks (Cost $6,374,766)			7,718,870

	Coupon
Temporary Cash Investments (5.9%)1
Money Market Fund (5.8%)
3,4 Vanguard Market Liquidity Fund	2.386%		4,728,965	472,944

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	2.319%	8/22/19	2,500	2,497
5 United States Treasury Bill	2.135%	11/14/19	2,500	2,485

5 United States Treasury Bill	2.048%	11/21/19	1,000	994
				5,976
Total Temporary Cash Investments (Cost $478,910)				478,920
Total Investments (101.3%) (Cost $6,853,676)				8,197,790
Other Assets and Liabilities-Net (-1.3%)4				(108,303)
Net Assets (100%)				8,089,487

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,223,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 4.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $43,275,000 of collateral received for securities on loan, of which $42,818,000 is held in Vanguard
Market Liquidity Fund and $457,000 is held in cash.
5 Securities with a value of $4,627,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	604	90,065	(915)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Selected Value Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,718,870	—	—
Temporary Cash Investments	472,944	5,976	—
Futures Contracts—Liabilities[1]	(1,064)	—	—
Total	8,190,750	5,976	—
1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Selected Value Fund

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
IAMGOLD Corp.	NA2	31,185	—	—	13,536	—	—	90,246
MGM Growth
Properties LLC
Class A	160,151	—	53,670	3,019	6,747	5,070	—	NA3
Vanguard Market
Liquidity Fund	448,224	NA4	NA4	56	(7)	6,199	—	472,944
Total	608,375			3,075	20,276	11,269	—	563,190

1 Does not include adjustments to related return of capital.
2 Not applicable—at October 31, 2018, the issuer was not an affiliated company of the fund.
3 Not applicable—at July 31, 2019, the issuer was not an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.